Note 4 - Inventories (Details) - USD ($)	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Inventory Disclosure [Abstract]
Raw materials		$ 807,000	$ 445,000
Work in process		333,000	251,000
Finished goods		372,000	870,000
Total Inventories	$ 3,618,000	$ 1,512,000	$ 1,566,000